Cover	Dec. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2022
Entity File Number	001-35824
Entity Registrant Name	PROFESSIONAL DIVERSITY NETWORK, INC.
Entity Central Index Key	0001546296
Entity Tax Identification Number	80-0900177
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 E. Monroe Street
Entity Address, Address Line Two	Suite 2120
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	(312)
Local Phone Number	614-0950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	IPDN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false